Shareholder Fees {- Fidelity Emerging Markets Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Emerging Markets Fund K PRO-09 | Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none